Exhibit 99.7 Schedule 3

Loan ID	Seller Loan ID	Marketing ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	163078	C	B	C	B	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Credit history does not meet guidelines	Acknowledged-Exception received to allow loan to close without paying off collection for $REDACTED - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
Open-Collection with REDACTED for $REDACTED is required to be paid off prior to closing per lender guidelines (Section 10.5 - Pg 24 of 54). (LOE in file on page 139.) - Due Diligence Vendor-REDACTED	Collection was for a timeshare that the borrower tried to rescind but states the company refused the rescission, borrower intends to continue fighting this situation, 12 months reserves & 6 months remaining if we subtract collection amount, 0X30X24 mortgage history - REDACTED

Ready for Review-Document Uploaded.  - Seller-REDACTED
																									Acknowledged-Exception received to allow loan to close without paying off collection for $REDACTED - Due Diligence Vendor-REDACTED		Collection was for a timeshare that the borrower tried to rescind but states the company refused the rescission, borrower intends to continue fighting this situation, 12 months reserves & 6 months remaining if we subtract collection amount, 0X30X24 mortgage history	UW exceptionREDACTED REDACTED.docx	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	Originator Post-Close	Yes
REDACTED		163084		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
REDACTED	163074	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached soft pull.
Thanks! - Buyer-REDACTED
																							Open-Borrower 1 Gap Credit Report is Missing Credit report dated REDACTED page 78 used for review with debts of $REDACTED. However, 1008 page 6 reflects $REDACTED total debts originally used. A GAP report with the updated debts was not located in the file as required by guidelines page 35 during review. - Due Diligence Vendor-REDACTED		Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-REDACTED			Soft Pull.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	163074	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Resolved-Borrower 2 Gap Credit Report is not missing. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached soft pull.
Thanks! - Buyer-REDACTED
																							Open-Borrower 2 Gap Credit Report is Missing Credit report dated REDACTED page 78 used for review with debts of $REDACTED. However, 1008 page 6 reflects $REDACTED total debts originally used. A GAP report with the updated debts was not located in the file as required by guidelines page 35 during review. - Due Diligence Vendor-REDACTED		Resolved-Borrower 2 Gap Credit Report is not missing. - Due Diligence Vendor-REDACTED			Soft Pull.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	163074	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Title received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see the bold lettering in schedule B F 1 stating that this loan is a purchase and will not appear on the final title policy. Please also see the very last 2 pages. It's an affidavit to support the statement.
Thanks! - Buyer-REDACTED
																							Open-Verification that the judgment on the preliminary title - pg 510 - Item 4f is removed from the final title policy - Due Diligence Vendor-REDACTED		Resolved-Title received - Due Diligence Vendor-REDACTED			Title Report.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A